Risk Management - Probability weights applied to the scenarios of the forecasts of macroeconomic variables (Details)	12 Months Ended
Dec. 31, 2024
Good Scenario [Member]
Disclosure of sensitivity analysis for expected credit loss provisions [Line Items]
Woori Bank's probability weights for multiple economic scenario	4.60%
Normal Scenario [Member]
Disclosure of sensitivity analysis for expected credit loss provisions [Line Items]
Woori Bank's probability weights for multiple economic scenario	47.44%
Bad Scenario [Member]
Disclosure of sensitivity analysis for expected credit loss provisions [Line Items]
Woori Bank's probability weights for multiple economic scenario	27.96%
Worst Scenario [Member]
Disclosure of sensitivity analysis for expected credit loss provisions [Line Items]
Woori Bank's probability weights for multiple economic scenario	20.00%